PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful Life (Years)	March 31, 2017	December 31, 2016
Computer equipment and software	3	$4,509,487	$4,419,412
Office equipment	4.6	145,228	158,732
Office furniture and fixtures	6.7	-	189,857
Leasehold improvements	7.1	81,933	94,620
		4,736,648	4,862,621

Less accumulated depreciation		(4,321,412)	(4,349,661)

		$415,236	$512,960

	Useful Life (Years)	December 31, 2016	December 31, 2015
Computer equipment and software	3	$4,419,412	$4,152,927
Office equipment	4.6	158,732	158,732
Office furniture and fixtures	6.7	189,857	189,857
Leasehold improvements	5.4	94,620	94,620
		4,862,621	4,596,136

Less accumulated depreciation		(4,349,661)	(3,848,199)

		$512,960	$747,937

Schedule of depreciation expense
	For the Three Months Ended March 31,
	2017	2016

Depreciation included in cost of revenues	$88,149	$100,214
Depreciation included in selling, general and administrative	34,789	25,421
Total depreciation	$122,938	$125,635

	For the Year Ended December 31,
	2016	2015

Depreciation included in cost of revenues	$382,876	$490,551
Depreciation included in selling, general and administrative	118,587	109,379
Total depreciation	$501,463	$599,930